CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Oct. 27, 2020	Aug. 13, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents		$ 1,061,717
Prepaid expenses	$ 633,767	676,797
Total current assets	898,397	1,738,514
Total assets	216,191,072	217,017,121
Current liabilities:
Accrued liabilities	65,519	6,150
Total liabilities	25,401,002	32,485,750	$ 27,579,556
Commitments and contingencies (see Note 14)
Stockholders' equity:
Preferred stock, $0.00005 par value (168,638 shares authorized, 162,596 shares issued and outstanding as of March 31, 2021 and December 31, 2020; aggregate liquidation preference of $33,750 as of March 31, 2021 and December 31, 2020)
Common stock, $0.00005 par value (506,000 shares authorized, 241,347 and 238,186 shares issued and outstanding as of March 31, 2021 and December 31, 2020)		357
Additional paid-in capital	6,361,165	12,619,799	6,175,557
Retained earnings	(1,361,994)	(7,620,693)	$ (1,176,398)
Total stockholders' equity	5,000,004	5,000,004		$ 0
Total liabilities and stockholders' equity	216,191,072	217,017,121
OLD PlayStudios, Inc.
Current assets:
Cash and cash equivalents	39,475,000	48,927,000				$ 31,022,000
Receivables	31,961,000	16,616,000
Prepaid expenses	2,566,000	2,429,000				2,341,000
Income tax receivable	5,938,000	6,959,000				2,057,000
Other current assets	6,113,000	2,854,000				383,000
Total current assets	86,053,000	77,785,000				50,052,000
Property and equipment, net	5,687,000	6,201,000				7,335,000
Internal-use software, net	40,074,000	38,756,000				30,994,000
Goodwill	5,059,000	5,059,000				5,059,000
Intangibles, net	1,512,000	1,624,000				2,322,000
Deferred income taxes	3,109,000	3,109,000				2,362,000
Other long-term assets	4,379,000	1,927,000				1,146,000
Total non-current assets	59,820,000	56,676,000				49,218,000
Total assets	145,873,000	134,461,000				99,270,000
Current liabilities:
Accounts payable	5,348,000	4,717,000				5,351,000
Accrued liabilities	32,612,000	29,089,000				6,517,000
Total current liabilities	37,960,000	33,806,000				11,868,000
Minimum guarantee liability	250,000	300,000				500,000
Deferred income taxes	2,860,000	2,970,000				5,791,000
Other long-term liabilities	1,185,000	1,306,000				798,000
Total non-current liabilities	4,295,000	4,576,000				7,089,000
Total liabilities	42,255,000	38,382,000				18,957,000
Commitments and contingencies (see Note 14)
Stockholders' equity:
Preferred stock, $0.00005 par value (168,638 shares authorized, 162,596 shares issued and outstanding as of March 31, 2021 and December 31, 2020; aggregate liquidation preference of $33,750 as of March 31, 2021 and December 31, 2020)	8,000	8,000				8,000
Common stock, $0.00005 par value (506,000 shares authorized, 241,347 and 238,186 shares issued and outstanding as of March 31, 2021 and December 31, 2020)	12,000	12,000				11,000
Additional paid-in capital	73,693,000	71,776,000				66,661,000
Retained earnings	29,720,000	23,802,000				13,535,000
Accumulated other comprehensive income	185,000	481,000			$ 43,000	98,000	$ (81,000)
Total stockholders' equity	103,618,000	96,079,000				80,313,000	$ 65,146,000	$ 53,059,000
Total liabilities and stockholders' equity	$ 145,873,000	$ 134,461,000				$ 99,270,000